Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000152358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)
Account Value		$ 13,289	$ 13,289	$ 13,289	$ 12,608	$ 12,172	$ 12,062	$ 11,072	$ 11,020	$ 10,469	$ 10,409	$ 10,041	$ 9,781	$ 9,425
Average Annual Return, Percent		(0.64%)	2.60%	2.88%
C000152358 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load
Average Annual Return, Percent		5.40%	3.82%	3.50%
C000152359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class I/VARBX)
Account Value		$ 727,065	$ 727,065	$ 727,065	687,870	662,546	654,250	598,595	593,559	562,506	557,251	536,100	520,163	500,000
Average Annual Return, Percent		5.70%	4.14%	3.82%
C000248222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)
Account Value		$ 13,065	$ 13,065	$ 13,065	12,496	12,165	12,142	11,228	11,253	10,779	10,793	10,495	10,293	10,000
Average Annual Return, Percent	[1]	3.56%	3.03%	2.71%
C000248222 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load
Average Annual Return, Percent	[1]	4.56%	3.03%	2.71%
C000174208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)
Account Value		$ 13,977	$ 13,977	$ 13,977	12,778	11,961	12,700	11,186	11,466	10,574	10,778	10,437	9,776	9,500
Average Annual Return, Percent		4.46%	2.97%	3.40%
C000174208 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX) - excluding sales load
Average Annual Return, Percent		9.38%	4.04%	3.94%
C000174209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class I/FTMIX)
Account Value		$ 151,637	$ 151,637	$ 151,637	138,246	128,968	136,526	119,925	122,655	112,737	114,566	110,594	103,283	100,000
Average Annual Return, Percent		9.69%	4.33%	4.25%
C000239642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)
Account Value		$ 13,653	$ 13,653	$ 13,653	12,577	11,858	12,686	11,261	11,639	10,810	11,102	10,830	10,220	10,000
Average Annual Return, Percent	[2]	7.56%	3.24%	3.16%
C000239642 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX) - excluding sales load
Average Annual Return, Percent	[2]	8.56%	3.24%	3.16%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 35,098	$ 35,098	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent		36.35%	15.98%	13.38%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	$ 12,004	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Average Annual Return, Percent		11.57%	0.33%	1.84%
Blended Benchmark Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)
Account Value		$ 21,071	$ 21,071	$ 21,071	17,064	15,386	18,048	15,860	14,198	13,180	12,197	11,186	10,132	10,000
Average Annual Return, Percent	[3]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch 3-Month US Treasury Bill Index
Account Value		$ 11,784	$ 11,784	$ 11,784	$ 11,171	$ 10,690	$ 10,624	$ 10,616	$ 10,501	$ 10,256	$ 10,096	$ 10,030	$ 10,002	$ 10,000
Average Annual Return, Percent	[3]	5.49%	2.33%	1.66%

[1]	Class C shares commenced operations on January 31, 2024. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[2]	Class C shares commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[3]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.